Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 13,066,237	$ 11,393,277
Cost of sales (exclusive of depreciation and amortization shown separately below)	2,653,429	2,736,034
Gross profit	10,412,808	8,657,243
Operating expenses
General and administrative	16,090,049	16,172,505
Sales and marketing	2,314,023	2,310,743
Settlement	3,330,679
Depreciation and amortization	717,865	751,228
Total operating expenses	22,452,616	19,234,476
Operating loss before interest expense and income taxes	(12,039,808)	(10,577,233)
Interest expense	(96,681)	(137,876)
Loss on sale of business		(60,343)
Interest income	79,612	21,133
Loss before income taxes	(12,056,877)	(10,754,319)
Income tax expense
Net loss	(12,056,877)	(10,754,319)
Warrant beneficial conversion feature expense	(3,597,585)
Preferred stock accretion	(2,333,333)	(1,000,000)
Net loss attributable to common stockholders	$ (17,987,795)	$ (11,754,319)
Net loss per share attributable to common stockholders (basic and diluted)	$ (1.40)	$ (0.95)
Weighted average number of shares of Common Stock outstanding (basic and diluted)	12,869,266	12,331,280
Product [Member]
Revenue
Total revenue	$ 4,889,840	$ 4,349,623
Service [Member]
Revenue
Total revenue	$ 8,176,397	$ 7,043,654